INVENTORIES - Summary of balances (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Inventories
Work in process	R$ 98,037	R$ 75,377
Raw materials	1,300,430	1,047,433
Spare Parts and other	477,772	488,410
Inventories	4,206,778	4,685,595
Pulp | Domestic
Inventories
Finished goods	430,958	575,335
Pulp | Foreign
Inventories
Finished goods	1,407,928	2,229,206
Paper | Domestic
Inventories
Finished goods	372,952	199,635
Paper | Foreign
Inventories
Finished goods	R$ 118,701	R$ 70,199